Cover Page	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-33463
Entity Registrant Name	ASML HOLDING NV
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	De Run 6501
Entity Address, Postal Zip Code	5504 DR
Entity Address, City or Town	Veldhoven
Entity Address, Country	NL
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ASML
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	402,601,613
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0000937966
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Shell Company Report	false
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	2650 W Geronimo Place
Entity Address, Postal Zip Code	85224
Entity Address, City or Town	Chandler
Entity Address, Country	US
Contact Personnel Name	Skip Miller
City Area Code	480
Local Phone Number	235 0934
Contact Personnel Email Address	skip.miller@asml.com
Entity Address, State or Province	AZ